Transactions with Related Parties, detail 1 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	May 29, 2016	May 29, 2015	May 29, 2014	Dec. 31, 2015
Related Party Transactions
Fixed Fee		$ 975	$ 800	$ 700
Variable Fee		0.00%	1.25%	1.25%
Supervision Fee		$ 550,000	$ 550,000	$ 550,000
Sales Fee		1.00%	1.00%	1.00%
Acquisition Fee		1.00%	1.00%	1.00%
Supervision Fee, Description of Transaction	50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild
Amounts due from Manager
Due from Manager	$ 601,000				$ 946,000